Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 16,845	$ 9,935	$ 39,368
Marketable securities	26,557	60,110	45,907
Prepaid advertising		0	8,571
Prepaid and other current assets	902	3,382	920
Restricted cash	35	200	200
Total current assets	44,339	73,627	94,966
Property and equipment, net	20	43	128
Goodwill		0	2,962
Total assets	44,359	73,670	98,056
Current liabilities:
Accounts payable	1,044	413	1,001
Accrued liabilities	1,448	1,515	1,639
Other liabilities, short-term portion		0	23
Total current liabilities	2,492	1,928	2,663
Commitments and contingencies
Stockholders' equity:
Undesignated preferred stock: $0.001 par value; 4,000,000 and 5,000,000 shares authorized at December 31, 2013 and 2012, respectively; no shares issued and outstanding.		0	0
Series A Junior participating preferred stock: $0.001 par value; 1,000,000 shares authorized at December 31, 2013; no shares issued and outstanding at December 31, 2013. No shares were authorized, issued or outstanding at December 31, 2012.		0	0
Common stock	19	19	19
Additional paid-in capital	187,525	211,257	207,477
Accumulated deficit	(145,686)	(139,556)	(112,110)
Accumulated other comprehensive income	9	22	7
Total stockholders' equity	41,867	71,742	95,393
Total liabilities and stockholders' equity	$ 44,359	$ 73,670	$ 98,056